Average Annual Total Returns - Retail - Vanguard Information Technology Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	48.71%	20.08%	17.43%	48.26%	19.72%	17.15%	29.08%	16.31%	14.85%	48.85%	19.53%	17.24%	48.85%	19.53%		31.09%	11.27%	13.48%	48.85%	20.18%	17.57%